Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes
Schedule of reconciliation of income tax provision (benefit) at effective income tax rate

	Years Ended
	December 31,
	2022	2021
Federal income tax benefit at statutory rate	21.0%	21.0%
State and local tax, net of federal benefit	6.3%	4.5%
Permanent differences	(0.1)%	(3.2)%
Research and development credit	2.4%	—%
Stock-based compensation	(0.4)%	—%
Change in valuation allowance	(29.2)%	(23.1)%
Effective income tax rate	0.0%	(0.8)%

Schedule of components of deferred tax assets

	December 31,
	2022	2021
Net operating loss carryforwards	$3,434,543	$1,353,293
Capitalized research and development	3,166,280	666,145
Capitalized patent and other costs	5,219	4,829
Stock-based compensation	69,592	35,123
Accrued expenses	24,521	16,798
Fixed assets	1,889	—
Research and development tax credit carryforwards	454,616	—
Subtotal deferred tax assets before valuation allowance	7,156,660	2,076,188
Less valuation allowance	(7,156,660)	(2,019,835)
Deferred tax assets	—	56,353
Deferred tax liability
Fixed assets	—	(56,353)
Net deferred taxes	$—	$—